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[ALLEGHANY FUNDS LOGO]

                         MONTAG & CALDWELL GROWTH FUND
                  ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND
               ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND
                   ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND
                        MONTAG & CALDWELL BALANCED FUND
                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                       ALLEGHANY/CHICAGO TRUST BOND FUND

                                 CLASS I SHARES

                         SUPPLEMENT DATED MAY 17, 2001
               TO PROSPECTUS (CLASS I SHARES) DATED MAY 15, 2001

Sales of shares of ALLEGHANY/CHICAGO TRUST BALANCED FUND (CLASS I SHARES) have been postponed indefinitely and will not be available until further notice.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

CHICAGO CAPITAL MANAGEMENT, INC. - MONTAG & CALDWELL - VEREDUS ASSET MANAGEMENT
          - BLAIRLOGIE CAPITAL MANAGEMENT - TAMRO CAPITAL PARTNERS LLC